Submission	Sep. 14, 2026
Submission [Line Items]
Central Index Key	0001863127
Registrant Name	Tyra Biosciences, Inc.
Registration File Number	333-298911
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES